UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blavin & Company, Inc.
Address: 7025 North Scottsdale Road
         Suite 230
         Scottsdale, AZ  85253

13F File Number:  28-05875

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Spalter
Title:     President
Phone:     480.368.1513

Signature, Place, and Date of Signing:

     Michael H. Spalter     Scottsdale, AZ     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $812,247 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106   268702  7935681 SH       SOLE                  7935681
DREYFUS STRATEGIC MUN BD FD    COM              26202F107     1417   254800 SH       SOLE                   254800
INSURED MUN INCOME FD          COM              45809F104      900    89100 SH       SOLE                    89100
MCGRAW HILL COS INC            COM              580645109   283397 12220675 SH       SOLE                 12220675
MFS HIGH INCOME MUN TR         SH BEN INT       59318D104      776   275000 SH       SOLE                   275000
MFS HIGH YIELD MUN TR          SH BEN INT       59318E102      173    62500 SH       SOLE                    62500
MOODYS CORP                    COM              615369105     1005    50000 SH       SOLE                    50000
MORGAN STANLEY                 MUN PREM INCOM   61745P429      187    32400 SH       SOLE                    32400
MORGAN STANLEY                 QUALT MUN INCM   61745P734     1188   125700 SH       SOLE                   125700
NUVEEN DIVID ADVANTAGE MUN F   COM              67066V101     1466   147800 SH       SOLE                   147800
NUVEEN PERFORMANCE PLUS MUN    COM              67062P108     1659   146800 SH       SOLE                   146800
NUVEEN PREM INCOME MUN FD 4    COM              6706K4105     1460   159600 SH       SOLE                   159600
PIONEER MUN HIGH INCOME TR     COM SHS          723763108     1514   181100 SH       SOLE                   181100
PRIDE INTL INC DEL             COM              74153Q102    63920  4000000 SH       SOLE                  4000000
TORCHMARK CORP                 COM              891027104   147854  3307700 SH       SOLE                  3307700
VALIDUS HOLDINGS LTD           COM SHS          G9319H102    20894   798700 SH       SOLE                   798700
VISA INC                       COM CL A         92826C839    15735   300000 SH       SOLE                   300000